Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	AMG Funds IV
Prospectus Date	rr_ProspectusDate	Feb. 29, 2016
Supplement [Text Block]	afiv_SupplementTextBlock

AMG FUNDS IV

(formerly ASTON FUNDS)

AMG River Road Long-Short Fund

(formerly ASTON/River Road Long-Short Fund)

Supplement dated December 16, 2016 to the Prospectus dated February 29, 2016, as supplemented July 28, 2016, August 26, 2016, September 30, 2016 and October 27, 2016, the Statement of Additional Information dated February 29, 2016, as supplemented April 1, 2016, July 28, 2016, August 26, 2016, September 30, 2016 and October 27, 2016, and the Summary Prospectus dated March 1, 2016, as revised October 27, 2016

The following information supplements and supersedes any information to the contrary in the Prospectus and Summary Prospectus (collectively, the “Prospectuses”) and the Statement of Additional Information (the “SAI”) of AMG River Road Long-Short Fund (the “Fund”), dated as noted above.

Effective January 1, 2017, the management fee for the Fund will be reduced from 1.10% to 0.85% and the contractual operating expense limit for the Fund will be reduced, through February 28, 2018, from 1.37% to 1.12% of the Fund’s average daily net assets. As of such date, all references in the Prospectuses and the SAI to the management fee and contractual operating expense limit of the Fund will be amended to reflect the foregoing.

Effective January 1, 2017, the section under “Fund Summaries – AMG River Road Long-Short Fund” titled “Fees and Expenses” in the Prospectus and the section titled “Fees and Expenses” in the Summary Prospectus will be deleted and replaced with the following:

FEES AND EXPENSES

The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

ANNUAL FUND OPERATING EXPENSES

(expenses that you pay each year as a percentage of the value of your investment)

	Class N Shares	Class I Shares
Management Fee(a)	0.85%	0.85%
Distribution and Service (12b-1) Fees	0.25%	None
Other Expenses(a),(b)
Other Operating Expenses	0.34%	0.34%
Dividend and Interest Expense on Short Sales	1.19%	1.19%

Total Other Expenses(a),(b)	1.53%	1.53%

Acquired Fund Fees and Expenses	0.04%	0.04%

Total Annual Fund Operating Expenses	2.67%	2.42%

Recoupment of Fees Waived and/or Expenses Reimbursed(c)	0.01%	0.01%

Total Annual Fund Operating Expenses After Recoupment of Fees Waived and/or Expenses Reimbursed(c)	2.68%	2.43%

(a)	Expense information has been restated to reflect current fees.
(b)	Other expenses include dividends or interest on short sales of securities, which are paid to the lender of the security, and stock loan fees, which are paid to the prime broker.
(c)	The investment adviser is contractually obligated to waive management fees and/or reimburse ordinary operating expenses, not including interest, taxes, brokerage commissions, other investment-related costs, shareholder servicing fees, distribution and service (12b-1) fees, extraordinary expenses, such as litigation and other expenses not incurred in the ordinary course of the Fund’s business, and acquired fund fees and expenses, through February 28, 2018, to the extent that operating expenses exceed 1.12% of the Fund’s average daily net assets (the “Operating Expense Limit”). Prior to February 28, 2018, the arrangement may be amended or terminated only by a vote of the Board of Trustees of AMG Funds IV. For a period of up to three years from the fiscal year during which management fees were waived or operating expenses were reimbursed (the “Recovery Period”), the investment adviser is entitled to be reimbursed by the Fund for such fees waived and expenses reimbursed from the commencement of operations through the completion of the first three full fiscal years to the extent that the Fund’s total annual operating expenses, not including interest, taxes, brokerage commissions, other investment-related costs, shareholder servicing fees, distribution and service (12b-1) fees, extraordinary expenses, such as litigation and other expenses not incurred in the ordinary course of the Fund’s business, and acquired fund fees and expenses, remain at or below the Operating Expense Limit during the Recovery Period (the “recoupment”). Recoupment amounts shown are based on the expense information set forth in the table above, which information has been restated to reflect current fees. The investment adviser also recouped fees equal to 0.02% during the previous fiscal year.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example shows the operating expenses you would incur as a shareholder if you invested $10,000 in the Fund over the time periods shown and you redeem all your shares at the end of those periods. The example assumes that the average annual return was 5% and operating expenses remained the same as shown above, including the recoupment for the first year in each period.

Although your actual costs may be higher or lower, based on the above assumptions, your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class N Shares	$271	$830	$1,416	$3,004
Class I Shares	246	756	1,292	2,757

AMG River Road Long-Short Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	afiv_SupplementTextBlock

AMG FUNDS IV

(formerly ASTON FUNDS)

AMG River Road Long-Short Fund

(formerly ASTON/River Road Long-Short Fund)

Supplement dated December 16, 2016 to the Prospectus dated February 29, 2016, as supplemented July 28, 2016, August 26, 2016, September 30, 2016 and October 27, 2016, the Statement of Additional Information dated February 29, 2016, as supplemented April 1, 2016, July 28, 2016, August 26, 2016, September 30, 2016 and October 27, 2016, and the Summary Prospectus dated March 1, 2016, as revised October 27, 2016

The following information supplements and supersedes any information to the contrary in the Prospectus and Summary Prospectus (collectively, the “Prospectuses”) and the Statement of Additional Information (the “SAI”) of AMG River Road Long-Short Fund (the “Fund”), dated as noted above.

Effective January 1, 2017, the management fee for the Fund will be reduced from 1.10% to 0.85% and the contractual operating expense limit for the Fund will be reduced, through February 28, 2018, from 1.37% to 1.12% of the Fund’s average daily net assets. As of such date, all references in the Prospectuses and the SAI to the management fee and contractual operating expense limit of the Fund will be amended to reflect the foregoing.

Effective January 1, 2017, the section under “Fund Summaries – AMG River Road Long-Short Fund” titled “Fees and Expenses” in the Prospectus and the section titled “Fees and Expenses” in the Summary Prospectus will be deleted and replaced with the following:

FEES AND EXPENSES

The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

ANNUAL FUND OPERATING EXPENSES

(expenses that you pay each year as a percentage of the value of your investment)

	Class N Shares	Class I Shares
Management Fee(a)	0.85%	0.85%
Distribution and Service (12b-1) Fees	0.25%	None
Other Expenses(a),(b)
Other Operating Expenses	0.34%	0.34%
Dividend and Interest Expense on Short Sales	1.19%	1.19%

Total Other Expenses(a),(b)	1.53%	1.53%

Acquired Fund Fees and Expenses	0.04%	0.04%

Total Annual Fund Operating Expenses	2.67%	2.42%

Recoupment of Fees Waived and/or Expenses Reimbursed(c)	0.01%	0.01%

Total Annual Fund Operating Expenses After Recoupment of Fees Waived and/or Expenses Reimbursed(c)	2.68%	2.43%

(a)	Expense information has been restated to reflect current fees.
(b)	Other expenses include dividends or interest on short sales of securities, which are paid to the lender of the security, and stock loan fees, which are paid to the prime broker.
(c)	The investment adviser is contractually obligated to waive management fees and/or reimburse ordinary operating expenses, not including interest, taxes, brokerage commissions, other investment-related costs, shareholder servicing fees, distribution and service (12b-1) fees, extraordinary expenses, such as litigation and other expenses not incurred in the ordinary course of the Fund’s business, and acquired fund fees and expenses, through February 28, 2018, to the extent that operating expenses exceed 1.12% of the Fund’s average daily net assets (the “Operating Expense Limit”). Prior to February 28, 2018, the arrangement may be amended or terminated only by a vote of the Board of Trustees of AMG Funds IV. For a period of up to three years from the fiscal year during which management fees were waived or operating expenses were reimbursed (the “Recovery Period”), the investment adviser is entitled to be reimbursed by the Fund for such fees waived and expenses reimbursed from the commencement of operations through the completion of the first three full fiscal years to the extent that the Fund’s total annual operating expenses, not including interest, taxes, brokerage commissions, other investment-related costs, shareholder servicing fees, distribution and service (12b-1) fees, extraordinary expenses, such as litigation and other expenses not incurred in the ordinary course of the Fund’s business, and acquired fund fees and expenses, remain at or below the Operating Expense Limit during the Recovery Period (the “recoupment”). Recoupment amounts shown are based on the expense information set forth in the table above, which information has been restated to reflect current fees. The investment adviser also recouped fees equal to 0.02% during the previous fiscal year.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example shows the operating expenses you would incur as a shareholder if you invested $10,000 in the Fund over the time periods shown and you redeem all your shares at the end of those periods. The example assumes that the average annual return was 5% and operating expenses remained the same as shown above, including the recoupment for the first year in each period.

Although your actual costs may be higher or lower, based on the above assumptions, your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class N Shares	$271	$830	$1,416	$3,004
Class I Shares	246	756	1,292	2,757

Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	February 28, 2018
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	Expense information has been restated to reflect current fees.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example shows the operating expenses you would incur as a shareholder if you invested $10,000 in the Fund over the time periods shown and you redeem all your shares at the end of those periods. The example assumes that the average annual return was 5% and operating expenses remained the same as shown above, including the recoupment for the first year in each period.

		Although your actual costs may be higher or lower, based on the above assumptions, your costs would be:
AMG River Road Long-Short Fund | Class N Shares
Risk/Return:	rr_RiskReturnAbstract
Management Fee	rr_ManagementFeesOverAssets	0.85%	[1]
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Operating Expenses	rr_Component1OtherExpensesOverAssets	0.34%	[1],[2]
Dividend and Interest Expense on Short Sales	rr_Component2OtherExpensesOverAssets	1.19%	[1],[2]
Total Other Expenses	rr_OtherExpensesOverAssets	1.53%	[1],[2]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.04%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.67%
Recoupment of Fees Waived and/or Expenses Reimbursed	rr_FeeWaiverOrReimbursementOverAssets	0.01%	[3]
Total Annual Fund Operating Expenses After Recoupment of Fees Waived and/or Expenses Reimbursed	rr_NetExpensesOverAssets	2.68%	[3]
1 Year	rr_ExpenseExampleYear01	$ 271
3 Years	rr_ExpenseExampleYear03	830
5 Years	rr_ExpenseExampleYear05	1,416
10 Years	rr_ExpenseExampleYear10	$ 3,004
AMG River Road Long-Short Fund | Class I Shares
Risk/Return:	rr_RiskReturnAbstract
Management Fee	rr_ManagementFeesOverAssets	0.85%	[1]
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Operating Expenses	rr_Component1OtherExpensesOverAssets	0.34%	[1],[2]
Dividend and Interest Expense on Short Sales	rr_Component2OtherExpensesOverAssets	1.19%	[1],[2]
Total Other Expenses	rr_OtherExpensesOverAssets	1.53%	[1],[2]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.04%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.42%
Recoupment of Fees Waived and/or Expenses Reimbursed	rr_FeeWaiverOrReimbursementOverAssets	0.01%	[3]
Total Annual Fund Operating Expenses After Recoupment of Fees Waived and/or Expenses Reimbursed	rr_NetExpensesOverAssets	2.43%	[3]
1 Year	rr_ExpenseExampleYear01	$ 246
3 Years	rr_ExpenseExampleYear03	756
5 Years	rr_ExpenseExampleYear05	1,292
10 Years	rr_ExpenseExampleYear10	$ 2,757

[1]	Expense information has been restated to reflect current fees.
[2]	Other expenses include dividends or interest on short sales of securities, which are paid to the lender of the security, and stock loan fees, which are paid to the prime broker.
[3]	The investment adviser is contractually obligated to waive management fees and/or reimburse ordinary operating expenses, not including interest, taxes, brokerage commissions, other investment-related costs, shareholder servicing fees, distribution and service (12b-1) fees, extraordinary expenses, such as litigation and other expenses not incurred in the ordinary course of the Fund's business, and acquired fund fees and expenses, through February 28, 2018, to the extent that operating expenses exceed 1.12% of the Fund's average daily net assets (the "Operating Expense Limit"). Prior to February 28, 2018, the arrangement may be amended or terminated only by a vote of the Board of Trustees of AMG Funds IV. For a period of up to three years from the fiscal year during which management fees were waived or operating expenses were reimbursed (the "Recovery Period"), the investment adviser is entitled to be reimbursed by the Fund for such fees waived and expenses reimbursed from the commencement of operations through the completion of the first three full fiscal years to the extent that the Fund's total annual operating expenses, not including interest, taxes, brokerage commissions, other investment-related costs, shareholder servicing fees, distribution and service (12b-1) fees, extraordinary expenses, such as litigation and other expenses not incurred in the ordinary course of the Fund's business, and acquired fund fees and expenses, remain at or below the Operating Expense Limit during the Recovery Period (the "recoupment"). Recoupment amounts shown are based on the expense information set forth in the table above, which information has been restated to reflect current fees. The investment adviser also recouped fees equal to 0.02% during the previous fiscal year.